NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retained earnings accumulated deficit	$ (61,192,308)	$ (47,063,207)
Net income (loss)	(14,129,101)	(9,383,975)
Cash on hand	2,880,254	6,007,575
Net cash used in operating activities	(10,227,730)	(7,806,795)
Allowance for credit losses on accounts receivable current	0	0
Inventory reserve	292,990	995,785
Write-down of inventory	332,021	329,331
Impairment of long lived assets held for use	0	0
Unrecognized tax benefits	0	0
Unrecognized tax benefits income tax benefits penalties expenses	0	0
Unrecognized tax benefits income tax interest on income tax expenses	0	0
Working capital	6,105,103
Operating lease right of use asset	641,651	$ 0
Operating lease liability	716,957
Cumulative Effect, Period of Adoption, Adjustment [Member]
Operating lease right of use asset	934,584
Operating lease liability	$ 1,031,067